Commitments and Contingencies - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Operating lease costs	$ 650,437	$ 794,514
Short-term lease cost	43,712	39,145
Variable lease cost		9,893
Total lease cost	694,149	843,552
Cash paid for amounts included in the measurement of lease liabilities	121,851	269,915
Other than related parties [Member]
Other Commitments [Line Items]
Operating lease costs	117,637	269,915
Short-term lease cost	43,712	39,145
Variable lease cost		9,893
Cash paid for amounts included in the measurement of lease liabilities	$ 121,851	$ 269,915
Weight-average remaining lease term-operating leases
Weight-average remaining lease term-operating leases		4 months 24 days
Weight-average discount rate-operating leases
Weight-average discount rate-operating leases	1.79%	1.79%
Related parties [Member]
Other Commitments [Line Items]
Operating lease costs	$ 532,800	$ 524,599
Short-term lease cost
Variable lease cost
Cash paid for amounts included in the measurement of lease liabilities
Weight-average remaining lease term-operating leases
Weight-average remaining lease term-operating leases
Weight-average discount rate-operating leases
Weight-average discount rate-operating leases
Aggregate [Member]
Weight-average remaining lease term-operating leases
Weight-average remaining lease term-operating leases		4 months 24 days
Weight-average discount rate-operating leases
Weight-average discount rate-operating leases	1.79%	1.79%